Major Customers and Suppliers (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Major Customers and Suppliers [Line Items]
Total revenue	72.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Major Customers and Suppliers [Line Items]
Total revenue		58.00%
Supplier Concentration Risk [Member] | Supplier One [Member] | Cost of Goods and Service Benchmark [Member]
Major Customers and Suppliers [Line Items]
Total revenue	34.00%
Supplier Concentration Risk [Member] | Supplier Three [Member] | Cost of Goods and Service Benchmark [Member]
Major Customers and Suppliers [Line Items]
Total revenue		51.00%